FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one):   [X] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Jennison Associates LLC

Address: 466 Lexington Avenue, New York, NY 10017

Form 13F File Number: 28-74

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Janet Early
Title:          Vice President
Phone:          212-421-1000

Signature, Place and Date of Signing:



/s/ Janet Early
Janet Early
Vice President
New York, New York

March 5, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:       2193948
                                          (thousands)

List of Other Included Managers:

No.     Form 13F File Number    Name

1       28-10077                Prudential Financial Inc
2       28-13416                Prudential Trust Company



        09/30/2011
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ARCH CAP GROUP LTD             ORD              G0450A105    52606  1609992 SH       DEFINED 01          1609956        0       36
O ARCH CAP GROUP LTD             ORD              G0450A105       58     1776 SH       OTHER   02             1776        0        0
D ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     4810   207427 SH       DEFINED 01           207427        0        0
D ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     5809   252136 SH       DEFINED 01           252136        0        0
O ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     2825   122617 SH       OTHER   02           122617        0        0